Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	A continuity of goodwill is as follows:

	December 31, 2021	December 31, 2020
Balance, beginning of year	$3,397	$3,110
Impact of foreign exchange changes	(276)	287
Balance, end of year	$3,121	$3,397